Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Schedule of Related Party Transaction Relationship
Name	Relationship with the Group
Mr. Chen	Founder
Xiaomi Inc.	Controlled by Xiaomi
Xiaomi H.K.	Controlled by Xiaomi
Xiaomi Telecommunication Technology	Controlled by Xiaomi
Tianjin Jinxing	Controlled by Xiaomi
Beijing Xiaomi Software Co., Ltd (“Xiaomi Software”)	Controlled by Xiaomi
Guangzhou Xiaomi Information Service Co., Ltd (“Guangzhou Xiaomi”)	Controlled by Xiaomi

Schedule of Related Party Transactions
17.	RELATED PARTY TRANSACTIONS (Continued)
(1)	Amount due from/to related parties

	As of December 31,
	2017	2018
	RMB	RMB
Accounts receivable from a relate party:
Xiaomi Telecommunication Technology(a)	249,548	260,984

Other receivables from related parties:
Xiaomi Inc.(c)	24,160	112,320
Xiaomi H.K.(b)	33,448	—
Total	57,608	112,320

Amounts due to related parties:
Xiaomi Telecommunication Technology(a)	1,225	3,876
Guangzhou Xiaomi	—	1,887
Xiaomi Software(d)	32,228	—
Tianjin Jinxing(e)	2,500	—
Total	35,953	5,763

(2)	Purchase from a related party

	Year ended December 31,
	2016	2017	2018
		RMB	RMB
Xiaomi Telecommunication Technology(a)	1,327	1,685	18,235

(3)	Revenue from a related party

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Xiaomi Telecommunication Technology(a)	299,827	739,464	1,311,852
(4)	Selling and marketing expenses

	Year ended December 31,
	2016	2017	2018
		RMB	RMB
Xiaomi Inc.(c)	166	3,327	20,824
Guangzhou Xiaomi	—	—	3,774
Total	166	3,327	24,598

(5)	Interest expenses

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Xiaomi Software(d)	1,761	1,761	440
17.	RELATED PARTY TRANSACTIONS (Continued)

(6)	Interest income

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Xiaomi H.K.(b)	272	490	107

(a)

The balance due from Xiaomi Telecommunication Technology represents receivable arising from sales of water purifier and accessories. The balance due to Xiaomi Telecommunication Technology represents payable arising from purchase of Xiaomi branded products and certain raw materials.

(b)

The balance due from Xiaomi H.K. represents loan and interest receivables from the related party. The loan is US$5,000 with an interest rate of 3 month Libor add 10bps. The loan term is 3 months and will be automatically extended by another 3 months if the two parties do not raise any objections on the maturity date. The loan has been settled in 2018.

(c)

Foshan Viomi sells its own brand products on the E-platform of Xiaomi Inc., which charges Foshan Viomi commission fee. The amount due from Xiaomi Inc. represents sales receivable net of commission fee.

(d)

The balance due to Xiaomi Software represents borrowing from the related party. The loan is RMB31,900 with an interest rate of 5.52% per annum. The loan term is 3 months and will be automatically extended by another 3 months if the two parties do not raise any objections on the maturity date. The loan has been settled in 2018.

(e)

The balance due to Tianjin Jinxing represents US$409 (equivalent to RMB2,671) that the Company received from Red Better with the understanding that RMB2,500 will be repaid to Tianjin Jinxing in the PRC. The balance was settled to Tianjin Jinxing in 2018.